Supplier finance programs - Supplier finance programs (Details) ¥ in Millions	12 Months Ended
Mar. 31, 2025 CNY (¥)
Payables and Accruals [Abstract]
Confirmed obligations outstanding at the beginning of the year	¥ 2,302
Invoices confirmed during the year	33,626
Confirmed invoices paid during the year	(29,853)
Confirmed obligations outstanding at the end of the year	¥ 6,075